Annual Total Returns [BarChart] - Government Securities Fund - Fund Shares	Oct. 01, 2020
Bar Chart Table:
2010	5.42%
2011	5.96%
2012	1.96%
2013	(1.70%)
2014	4.15%
2015	0.95%
2016	1.23%
2017	1.35%
2018	1.04%
2019	5.59%